Inventories Components of Inventories (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Inventory Disclosure [Abstract]
Packaging and ingredients	$ 511	$ 510
Work in process	364	343
Finished product	1,846	1,814
Inventories	$ 2,721	$ 2,667